Mining interests - Carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Mining Interests
Property, plant and equipment	$ 1,787.9	$ 1,828.3
New Afton
Mining Interests
Property, plant and equipment	818.6	687.8
Rainy River
Mining Interests
Property, plant and equipment	966.7	987.2
Other
Mining Interests
Property, plant and equipment	2.6	153.3
Depletable
Mining Interests
Property, plant and equipment	740.2	660.3
Depletable | New Afton
Mining Interests
Property, plant and equipment	396.5	382.9
Depletable | Rainy River
Mining Interests
Property, plant and equipment	343.7	277.4
Depletable | Other
Mining Interests
Property, plant and equipment	0.0	0.0
Non- depletable
Mining Interests
Property, plant and equipment	261.0	300.4
Non- depletable | New Afton
Mining Interests
Property, plant and equipment	224.0	127.5
Non- depletable | Rainy River
Mining Interests
Property, plant and equipment	35.9	21.8
Non- depletable | Other
Mining Interests
Property, plant and equipment	1.1	151.1
Plant & equipment
Mining Interests
Property, plant and equipment	668.6	710.6
Plant & equipment | New Afton
Mining Interests
Property, plant and equipment	154.0	150.0
Plant & equipment | Rainy River
Mining Interests
Property, plant and equipment	513.1	558.4
Plant & equipment | Other
Mining Interests
Property, plant and equipment	1.5	2.2
Construction in progress
Mining Interests
Property, plant and equipment	118.1	157.0
Construction in progress | New Afton
Mining Interests
Property, plant and equipment	44.1	27.4
Construction in progress | Rainy River
Mining Interests
Property, plant and equipment	74.0	129.6
Construction in progress | Other
Mining Interests
Property, plant and equipment	$ 0.0	$ 0.0